Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum charter hire receipts
Year ending December 31,	Amount
2023	267,528
2024	232,017
2025	165,569
2026	98,334
2027	95,404
Thereafter	275,852
Total	1,134,704